Post-employment benefits - Pension Plan Assets (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2025	Dec. 31, 2024
Equity securities:
Equity securities	€ 154	€ 193
Fixed-income securities:
Cash and other short-term investments	52	38
Other investments:
Real estate funds	158	219
Insurance contracts	439	436
Investment funds	96	77
Derivatives	17	4
Total	€ 1,532	1,544
Short-term investments, fair value per unit (in Euro per unit)	€ 1.00
GB
Other investments:
Total	€ 817	854
Rest of world
Other investments:
Total	715	690
Level 1 | GB
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	43	22
Other investments:
Real estate funds	21	22
Insurance contracts	0	0
Investment funds	0	0
Derivatives	13	2
Total	900	801
Level 1 | Rest of world
Equity securities:
Equity securities	154	193
Fixed-income securities:
Cash and other short-term investments	9	16
Other investments:
Real estate funds	24	26
Insurance contracts	0	0
Investment funds	0	0
Derivatives	0	0
Total	398	412
Unquoted investments | GB
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	0	0
Other investments:
Real estate funds	107	164
Insurance contracts	224	242
Investment funds	0	0
Derivatives	4	2
Total	(83)	53
Unquoted investments | Rest of world
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	0	0
Other investments:
Real estate funds	6	7
Insurance contracts	215	194
Investment funds	96	77
Derivatives	0	0
Total	317	278
Corporate bonds and notes
Fixed-income securities:
Fixed-income securities	268	229
Corporate bonds and notes | Level 1 | GB
Fixed-income securities:
Fixed-income securities	130	127
Corporate bonds and notes | Level 1 | Rest of world
Fixed-income securities:
Fixed-income securities	138	102
Corporate bonds and notes | Unquoted investments | GB
Fixed-income securities:
Fixed-income securities	0	0
Corporate bonds and notes | Unquoted investments | Rest of world
Fixed-income securities:
Fixed-income securities	0	0
Government bonds
Fixed-income securities:
Fixed-income securities	348	348
Government bonds | Level 1 | GB
Fixed-income securities:
Fixed-income securities	693	628
Government bonds | Level 1 | Rest of world
Fixed-income securities:
Fixed-income securities	73	75
Government bonds | Unquoted investments | GB
Fixed-income securities:
Fixed-income securities	(418)	(355)
Government bonds | Unquoted investments | Rest of world
Fixed-income securities:
Fixed-income securities	€ 0	€ 0